Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Tax-Efficient Funds, Inc.
Prospectus Date	rr_ProspectusDate	Jul. 01, 2011
Supplement [Text Block]	cik0001038490_SupplementTextBlock

T. Rowe Price Tax-Efficient Equity Fund

Supplement to the prospectus and summary prospectus dated July 1, 2011

The Average Annual Total Returns table is revised as follows:

Average Annual Total Returns
A	Periods ended
	December 31, 2010
Returns before taxes	1 Year	5 Years	10 Years
Tax-Efficient Equity Fund
Returns before taxes	21.38%	3.65%	3.06%
Returns after taxes on distributions	21.35	3.65	3.06
Returns after taxes on distributions
and sale of fund shares	13.93	3.14	2.65
Russell 3000 Growth Index	17.64	3.88	0.30
Lipper Multi-Cap Growth Funds Index	20.39	3.50	0.25

The date of this supplement is July 8, 2011.

T. Rowe Price Tax-Efficient Equity Fund | T. Rowe Price Tax-Efficient Equity Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.38%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	3.06%
T. Rowe Price Tax-Efficient Equity Fund | Returns after taxes on distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.35%
5 Years	rr_AverageAnnualReturnYear05	3.65%
10 Years	rr_AverageAnnualReturnYear10	3.06%
T. Rowe Price Tax-Efficient Equity Fund | Returns after taxes on distributions and sale of fund shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.93%
5 Years	rr_AverageAnnualReturnYear05	3.14%
10 Years	rr_AverageAnnualReturnYear10	2.65%
T. Rowe Price Tax-Efficient Equity Fund | Russell 3000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.64%
5 Years	rr_AverageAnnualReturnYear05	3.88%
10 Years	rr_AverageAnnualReturnYear10	0.30%
T. Rowe Price Tax-Efficient Equity Fund | Lipper Multi-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	20.39%
5 Years	rr_AverageAnnualReturnYear05	3.50%
10 Years	rr_AverageAnnualReturnYear10	0.25%